Shareholder Report, Line Graph (Details) 74200166100_Putnam Sustainable Future Fund_Class R6_TSR Annual {Class R6} - USD ($)												12 Months Ended
		Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2026
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name												Class R6
Accumulated Value		$ 21,462	$ 21,526	$ 16,801	$ 17,903	$ 24,068	$ 14,181	$ 13,700	$ 11,873	$ 11,332	$ 10,000	$ 24,256
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Accumulated Value		30,227	27,133	22,186	21,857	22,560	14,948	15,106	13,406	11,858	10,000	$ 39,601
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell Midcap Growth Index
Accumulated Value		28,520	25,094	20,791	20,464	24,576	15,961	15,925	13,537	11,583	10,000	$ 32,187
Putnam Sustainable Future Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]											Putnam Sustainable Future Linked Benchmark†
Accumulated Value		$ 25,900	$ 22,789	$ 18,881	$ 18,584	$ 22,319	$ 14,495	$ 14,462	$ 12,294	$ 11,733	$ 10,000	$ 29,230

[1]
†	The Putnam Sustainable Future Linked Benchmark represents the performance of the Russell 3000 Value Index through March 20, 2018, and the performance of the Russell Midcap Growth Index thereafter.